Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consists of the following:

(in thousands)	September 30, 2021	December 31, 2020

Computer equipment	$81	74
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	106	106
Office equipment	5	5
Property and equipment, gross	668	661
Less: Accumulated depreciation	(379)	(291)
Property and equipment, net	$289	$370

Property and equipment, net consists of the following:

(in thousands)	December 31, 2019	December 31, 2020
Computer equipment	$74	$74
Computer software	27	27
Furniture & fixtures	81	81
Leasehold improvement	368	368
Machinery & equipment	101	106
Office equipment	5	5
Property and equipment, gross	656	661
Less: Accumulated depreciation	(153)	(291)
Property and equipment, net	$503	$370